Critical Accounting Estimates And Judgments	12 Months Ended
Dec. 31, 2025
Disclosure of Accounting Judgements And Estimates [Abstract]
Critical Accounting Estimates And Judgments
3.	CRITICAL ACCOUNTING ESTIMATES AND JUDGMENTS
Estimates and judgments are continually evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances.
Critical accounting estimates
BGSI makes estimates, including the assumptions applied therein, concerning the future. The resulting accounting estimates will, by definition, seldom equal the related actual results. The estimates and assumptions that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year are addressed below.
Impairment of Goodwill and Intangible Assets
When testing goodwill and intangibles for impairment, BGSI uses a five year forward looking discounted cash flow of the cash generating unit (“CGU”) or group of CGUs to which the asset relate. An estimate of the recoverable amount is then calculated as the higher of an asset’s fair value less costs to sell and value in use (being the present value of the expected future cash flows of the relevant asset or CGU). An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount. The methods used to value intangible assets and goodwill require critical estimates to be made regarding the future cash flows and useful lives of the intangible assets. Goodwill and intangible asset impairments, when recognized, are recorded as a separate charge to earnings, and could materially impact the operating results of the Company for any particular accounting period.
Impairment of Other Long-lived Assets
BGSI assesses the recoverability of its long-lived assets, other than goodwill and intangibles, after considering the potential impairment indicated by such factors as business and market trends, the Company’s ability to transfer the assets, future prospects, current market value and other economic factors. In performing its review of recoverability, management estimates the future cash flows expected to result from the use of the assets and their potential disposition. If the discounted sum of the expected future cash flows is less than the carrying value of the assets generating those cash flows, an impairment loss would be recognized based on the excess of the carrying amounts of the assets over their estimated recoverable value. The underlying estimates for cash flows include estimates for future sales, gross margin rates and operating expenses. Changes which may impact these estimates include, but are not limited to, business risks and uncertainties and economic conditions. To the extent that management’s estimates are not realized, future assessments could result in impairment charges that may have a material impact on the Company’s consolidated financial statements.
Business Combinations
Fair value of assets acquired and liabilities assumed in a business combination is estimated based on information available at the date of acquisition and involves considerable judgment in determining the fair values assigned to property, plant and equipment and intangible assets acquired and liabilities assumed on acquisition. The determination of these fair values involves analysis including the use of discounted cash flows, estimated future margins, future growth rates, market rents and capitalization rates. There is estimation in this analysis and actual results could differ from estimates.
Fair Value of Financial Instruments
BGSI has applied discounted cash flow methods to establish the fair value of certain financial assets and financial liabilities recorded on the Consolidated Statement of Financial Position, as well as disclosed in the notes to the consolidated financial statements. BGSI also establishes mark-to-market
valuations for derivative instruments, which are assumed to represent the current fair value of these instruments. These valuations rely on assumptions regarding interest and exchange rates as well as other economic indicators, which at the time of establishing the fair value for disclosure, have a high degree of uncertainty. Unrealized gains or losses on these derivative financial instruments may not be realized as markets change.
Income Taxes
BGSI is subject to income tax in several jurisdictions and estimates are used to determine the provision for income taxes. During the ordinary course of business, there are transactions and calculations for which the ultimate tax determination is uncertain. As a result, the Company recognizes tax liabilities based on estimates of whether additional taxes and interest will be due. Uncertain tax liabilities may be recognized when, despite the Company’s belief that its tax return positions are supportable, the Company believes that certain positions are likely to be challenged and may not be fully sustained upon review by tax authorities. The Company believes that its accruals for tax liabilities are adequate for all open audit years based on its assessment of many factors including past experience and interpretations of tax law. To the extent that the final tax outcome of these matters is different than the amounts recorded, such differences will impact income tax expense in the period in which such determination is made.
Critical judgments in applying the entity’s accounting policies
Deferred Tax Assets
The assessment of the probability of future taxable income in which deferred tax assets can be utilized is based on BGSI’s latest forecasts which are adjusted for significant non-taxable
income and expenses and specific limits to the use of any unused tax loss or credit. The tax rules in the numerous jurisdictions in which BGSI operates are also carefully taken into consideration. If a positive forecast of taxable income indicates the probable use of a deferred tax asset, that deferred tax asset is recognized in full. The recognition of deferred tax assets that are subject to certain legal or economic limits or uncertainties is assessed individually by management based on the specific facts and circumstances. The judgments inherent in these assessments are subject to uncertainty and if changed could materially affect the BGSI’s assessment of its ability to realize the benefit of these tax assets.